Cash flow statement supplementary information - Reconciliation of liabilities arising from financing activities (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)
Long-term borrowings including current portion of long-term borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line items]
Liabilities arising from financing activities beginning of period	€ 5,396
Changes in liabilities arising from financing activities [Abstract]
Cash flow	(217)	[1]
Transfer to liabilities directly associated with assets held for sale	(1,255)
Currency effects and consolidation changes	(327)
Other non-cash	998
Liabilities arising from financing activities end of period	4,595
Bonds [Member] | EUR [Member]
Changes in liabilities arising from financing activities [Abstract]
Cash flow	997	[1]
Other non-cash	0
Liabilities arising from financing activities end of period	997
Bonds [Member] | USD [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line items]
Liabilities arising from financing activities beginning of period	3,608
Changes in liabilities arising from financing activities [Abstract]
Cash flow	(1,184)	[1]
Currency effects and consolidation changes	(287)
Other non-cash	1
Liabilities arising from financing activities end of period	2,137
Bank borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line items]
Liabilities arising from financing activities beginning of period	1,470
Changes in liabilities arising from financing activities [Abstract]
Cash flow	(22)	[1]
Transfer to liabilities directly associated with assets held for sale	(1,238)
Currency effects and consolidation changes	(21)
Other non-cash	0
Liabilities arising from financing activities end of period	190
Other long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line items]
Liabilities arising from financing activities beginning of period	39
Changes in liabilities arising from financing activities [Abstract]
Cash flow	(20)	[1]
Transfer to liabilities directly associated with assets held for sale	0
Currency effects and consolidation changes	1
Other non-cash	(1)
Liabilities arising from financing activities end of period	20
Finance leases [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line items]
Liabilities arising from financing activities beginning of period	279
Changes in liabilities arising from financing activities [Abstract]
Cash flow	12	[1]
Transfer to liabilities directly associated with assets held for sale	(18)
Currency effects and consolidation changes	(20)
Other non-cash	29
Liabilities arising from financing activities end of period	281
Forward contracts long term [Member]
Changes in liabilities arising from financing activities [Abstract]
Other non-cash	970
Liabilities arising from financing activities end of period	970
Short-term borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line items]
Liabilities arising from financing activities beginning of period	210
Changes in liabilities arising from financing activities [Abstract]
Cash flow	(4)	[1]
Transfer to liabilities directly associated with assets held for sale	(86)
Currency effects and consolidation changes	(49)
Other non-cash	49
Liabilities arising from financing activities end of period	120
Short-term bank borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line items]
Liabilities arising from financing activities beginning of period	207
Changes in liabilities arising from financing activities [Abstract]
Cash flow	(3)	[1]
Transfer to liabilities directly associated with assets held for sale	(84)
Currency effects and consolidation changes	(49)
Liabilities arising from financing activities end of period	71
Other short-term loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line items]
Liabilities arising from financing activities beginning of period	2
Changes in liabilities arising from financing activities [Abstract]
Cash flow	(1)	[1]
Transfer to liabilities directly associated with assets held for sale	(2)
Currency effects and consolidation changes	0
Forward contracts short term [Member]
Changes in liabilities arising from financing activities [Abstract]
Other non-cash	49
Liabilities arising from financing activities end of period	49
Equity [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line items]
Liabilities arising from financing activities beginning of period	(181)
Changes in liabilities arising from financing activities [Abstract]
Cash flow	168	[1]
Other non-cash	(1,487)
Liabilities arising from financing activities end of period	(1,500)
Sale of Lighting shares net of costs [Member]
Changes in liabilities arising from financing activities [Abstract]
Cash flow	1,060	[1]
Other non-cash	(1,060)
Dividend payable [Member]
Changes in liabilities arising from financing activities [Abstract]
Cash flow	(478)	[1]
Other non-cash	478
Forward contracts equity [Member]
Changes in liabilities arising from financing activities [Abstract]
Other non-cash	(1,018)
Liabilities arising from financing activities end of period	(1,018)
Treasury shares [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line items]
Liabilities arising from financing activities beginning of period	(181)
Changes in liabilities arising from financing activities [Abstract]
Cash flow	(414)	[1]
Other non-cash	114
Liabilities arising from financing activities end of period	€ (481)

[1]	Cash flow includes cash movements related to Lighting from January to April 2017, and therefore does not equal cash flow from financing activities in the consolidated statements of cash flows.